Discontinued Operations and Assets Held for Sale - Schedule of Supplemental Disclosures from Cash Flows (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Disclosures from Cash Flows [Line Items]
Interest paid	$ 240,298	$ 315,309
Taxes paid	6,924	20,121
Continuing Operations [Member]
Schedule of Supplemental Disclosures from Cash Flows [Line Items]
Interest paid	210,349	278,110
Taxes paid	4,751	20,119
Discontinued Operations [Member]
Schedule of Supplemental Disclosures from Cash Flows [Line Items]
Interest paid	29,949	37,199
Taxes paid	$ 2,173	$ 2